DEBT AND OTHER OBLIGATIONS - DOLLAR THRIFTY (Details)						12 Months Ended								9 Months Ended	12 Months Ended			9 Months Ended		9 Months Ended	12 Months Ended					12 Months Ended			1 Months Ended		1 Months Ended	0 Months Ended	9 Months Ended	12 Months Ended	0 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended			9 Months Ended		0 Months Ended							1 Months Ended				9 Months Ended	12 Months Ended				9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)		Aug. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc. USD ($)	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc. USD ($)	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc. USD ($)	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc. Vehicle debt and other obligations USD ($)	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc. Vehicle debt and other obligations USD ($)	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc. Asset-backed medium-term notes USD ($)	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc. Asset-backed medium-term notes USD ($)	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc. Asset-backed medium-term notes USD ($)	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc. Asset-backed medium-term notes Series 2011-2 notes (matures May 2015) USD ($)	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc. Asset-backed medium-term notes Series 2011-2 notes (matures May 2015) USD ($)	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc. Asset-backed medium-term notes Series 2011-2 notes (matures May 2015) Maximum	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc. Asset-backed medium-term notes Series 2011-2 notes (matures May 2015) Maximum	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc. Asset-backed medium-term notes Series 2011-2 notes (matures May 2015) Minimum USD ($)	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc. Asset-backed medium-term notes Series 2011-2 notes (matures May 2015) Minimum	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc. Asset-backed medium-term notes Series 2011-1 notes (matures February 2015) USD ($)	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc. Asset-backed medium-term notes Series 2011-1 notes (matures February 2015) USD ($)	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc. Asset-backed medium-term notes Series 2011-1 Class A Notes USD ($)	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc. Asset-backed medium-term notes Series 2011-1 Class A Notes USD ($)	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc. Asset-backed medium-term notes Series 2011-1 Class B Notes USD ($)	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc. Asset-backed medium-term notes Series 2011-1 Class B Notes USD ($)	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc. Asset-backed medium-term notes Series 2007-1 notes (matures July 2012) USD ($)	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc. Asset-backed medium-term notes Series 2007-1 notes (matures July 2012) USD ($)	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc. Asset-backed medium-term notes Series 2006-1 notes (matured May 2011) USD ($)	Oct. 31, 2011 Dollar Thrifty Automotive Group Inc. Series 2010-1 variable funding note (terminated October 2011) USD ($)	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc. Series 2010-1 variable funding note (terminated October 2011) USD ($)	Oct. 31, 2011 Dollar Thrifty Automotive Group Inc. Series 2010-2 variable funding note USD ($)	Sep. 29, 2011 Dollar Thrifty Automotive Group Inc. Series 2010-3 variable funding note USD ($)	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc. Series 2010-3 variable funding note USD ($)	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc. Series 2010-3 variable funding note	Sep. 29, 2011 Dollar Thrifty Automotive Group Inc. Series 2010-3 variable funding note Before renewal USD ($)	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc. Series 2010-3 variable funding note Commercial paper rate	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc. Series 2010-3 variable funding note Commercial paper rate	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc. Series 2010-3 variable funding note LIBOR	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc. Series 2010-3 variable funding note LIBOR	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc. Series 2010-3 variable funding note Eurodollar	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc. Series 2010-3 variable funding note Eurodollar	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc. Series 2010-3 variable funding note Maximum	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc. Series 2010-3 variable funding note Maximum	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc. Series 2010-3 variable funding note Minimum USD ($)	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc. Series 2010-3 variable funding note Minimum	Apr. 18, 2011 Dollar Thrifty Automotive Group Inc. CAD Series 2010-1 note (Canadian fleet financing) (terminated April 2011) USD ($)	Apr. 18, 2011 Dollar Thrifty Automotive Group Inc. CAD Series 2010-1 note (Canadian fleet financing) (terminated April 2011) CAD	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc. CAD Series 2010-1 note (Canadian fleet financing) (terminated April 2011) USD ($)	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc. CAD Series 2010-1 note (Canadian fleet financing) (terminated April 2011) CAD	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc. CAD Series 2010-1 note (Canadian fleet financing) (terminated April 2011) USD ($)	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc. Non-vehicle debt USD ($)	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc. Term Loan USD ($)	Aug. 30, 2011 Dollar Thrifty Automotive Group Inc. Senior Secured Credit Facilities USD ($)	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc. Senior Secured Credit Facilities USD ($)	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc. Senior Secured Credit Facilities U.S. enhancement USD ($)	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc. Senior Secured Credit Facilities General purpose enhancements USD ($)	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc. New Revolving Credit Facility USD ($)	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc. New Revolving Credit Facility	Feb. 16, 2012 Dollar Thrifty Automotive Group Inc. New Revolving Credit Facility USD ($)	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc. New Revolving Credit Facility U.S. enhancement USD ($)	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc. New Revolving Credit Facility General purpose enhancements USD ($)	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc. New Revolving Credit Facility LIBOR	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc. New Revolving Credit Facility LIBOR	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc. New Revolving Credit Facility Maximum USD ($)	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc. New Revolving Credit Facility Maximum USD ($)	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc. New Revolving Credit Facility Maximum LIBOR	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc. New Revolving Credit Facility Minimum USD ($)	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc. New Revolving Credit Facility Minimum USD ($)	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc. New Revolving Credit Facility Minimum LIBOR
Debt and other obligations
Debt and other obligations, before discounts	$ 950,000,000	$ 1,419,000,000			$ 0						$ 900,000,000	$ 1,400,000,000	$ 1,000,000,000	$ 400,000,000	$ 400,000,000					$ 500,000,000	$ 500,000,000					$ 500,000,000	$ 500,000,000	$ 500,000,000
Discounts on asset-backed medium-term notes											(32,000)	(45,000)
Total debt and other obligations	15,876,109,000	15,014,474,000			10,907,849,000	1,399,955,000	1,481,137,000	1,397,243,000	1,399,955,000	1,249,118,000	899,968,000	1,399,955,000	1,000,000,000														500,000,000	500,000,000		200,000,000			510,000,000																	49,118,000	148,125,000	148,125,000
Amount of debt issued														400,000,000	400,000,000					500,000,000	500,000,000	420,000,000	420,000,000	80,000,000	80,000,000
Interest rate (as a percent)														3.21%	3.21%					2.81%	2.81%	2.51%	2.51%	4.38%	4.38%
Repayment period														6 months	6 months					6 months	6 months												3 months	3 months
Leverage ratio																3.0	2.25																									2.25	3.0																					3.0	3.0
Interest coverage ratio																		2.0	2.00																									2.0	2.00																						2.0	2.0
Amortization period																										6 months
Interest rate at the end of the period (as a percent)																										0.40%
Payment for termination of swap agreement						8,815,000
Amount of debt terminated																													200,000,000		300,000,000
Borrowing capacity				1,950,000,000																												600,000,000	600,000,000		450,000,000																			231,300,000					450,000,000
Revolving period																																2 years			364 days
Spread (as a percent)																																		1.30%																																3.50%			3.00%
Variable rate basis																																				weighted-average commercial paper rate	weighted-average commercial paper rate	floating one-month LIBOR rate	floating one-month LIBOR	Eurodollar rate	Eurodollar																					LIBOR	LIBOR
Facility commitment fee rate (as a percent)																																	0.80%									0.80%															0.50%	0.50%
Debt repaid																																														56,000,000	54,000,000						143,100,000
Direct investments in the Canadian fleet																																																63,500,000	64,900,000
Letters of credit outstanding						203,100,000																																																	144,300,000	54,700,000				100,000	40,800,000
Remaining available capacity	2,224,800,000	2,267,200,000																																																				32,300,000			409,100,000
EBITDA requirement																		75,000,000																										75,000,000																							75,000,000	75,000,000
Restricted payments permitted, base amount																																																																300,000,000	300,000,000
Percentage of cumulative adjusted net income added to the base amount																																																									50.00%	50.00%
Percentage of cumulative adjusted net loss subtracted from the base amount																																																									100.00%	100.00%
Financing issuance costs paid						14,800,000
Expected maturities of debt and other obligations outstanding
2012		5,744,100	[1]									500,000,000
2014	1,101,800	1,900,000										400,000,000
2015	$ 529,200	$ 300,000										$ 500,000,000

[1]	Our short-term borrowings as of December 31, 2012 include, among other items, the amounts outstanding under the Senior ABL Facility, HVF U.S. Fleet Variable Funding Notes, RCFC U.S. Fleet Variable Funding Notes, Donlen GN II Variable Funding Notes, U.S. Fleet Financing Facility, European Revolving Credit Facility, European Securitization, Hertz-Sponsored Canadian Securitization, Dollar Thrifty-Sponsored Canadian Securitization, Australian Securitization, Brazilian Fleet Financing Facility and Capitalized Leases. These amounts are reflected as short-term borrowings, regardless of the facility maturity date, as these facilities are revolving in nature and/or the outstanding borrowings have maturities of three months or less. As of December 31, 2012, short-term borrowings had a weighted average interest rate of 1.8%.